Investment Strategy	Apr. 29, 2026
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wilshire Advisors LLC ("Wilshire" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Wilshire manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of certain mutual funds in the American Funds Insurance Series® and other American Funds® (the "Underlying Funds"), offered through different prospectuses. This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 65% of the Portfolio's Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 35% to Underlying Funds that hold primarily fixed-income securities, although Wilshire may modify the target allocation from time to time. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire's macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style. The equity Underlying Funds typically invest in core, growth and value equity securities of U.S. and foreign medium and large capitalization issuers, but may also invest in small capitalization companies and derivatives. The fixed-income Underlying Funds typically invest in domestic fixed-income securities including, but not limited to, U.S. Treasury securities, sovereign debt securities, corporate bonds, mortgage-backed securities and inflation-indexed securities, as well as derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds' adviser or unrated but determined to be of equivalent quality by the Underlying Funds' adviser). Such securities are sometimes referred to as "junk bonds."

Wilshire generally intends to rebalance the Portfolio on a quarterly basis or as needed, to align more closely with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire's quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire's Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire's investment team.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Capital Appreciation and Income Component of the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 50% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 50% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

Certain ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to certain ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of one or more mutual funds and exchange-traded funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses (collectively, "Underlying Funds"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.

In managing the Capital Appreciation and Income Component, BlackRock will invest in a mix of Underlying Funds in different combinations and weightings pursuant to an asset allocation strategy determined by BlackRock. BlackRock may also invest a portion of the Capital Appreciation and Income Component in cash or cash equivalents. Under normal market conditions, BlackRock expects to allocate approximately 40-70% of the Capital Appreciation and Income Component assets to equity-based Underlying Funds, and approximately 30-60% to fixed-income-based Underlying Funds, although BlackRock may modify the target allocation from time to time.

The Underlying Funds may include funds that invest primarily in equity securities or certain other instruments described below (referred to as "equity funds"), funds that invest primarily in fixed-income securities (referred to as "fixed-income funds"), and funds that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as "multi-asset funds"). Equity funds may include funds that invest in, among other things: domestic and international equities of any market capitalization; real estate-related securities or instruments, including real estate investment trusts ("REITs"); and commodity-related securities or instruments. Fixed-income funds may include funds that invest in a wide range of debt securities, including, among other things: debt securities of varying maturities; debt securities paying fixed or fluctuating rates of interest; debt securities convertible into equity securities; domestic and non-U.S. bonds; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, by foreign governments, international agencies or supranational entities, or by domestic or foreign private issuers; mortgage-backed securities; high yield (or junk) bonds; corporate loans; distressed securities; inflation-indexed bonds; structured notes; credit-linked notes; loan assignments and loan participations; and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. Investments in multi-asset funds will count toward the target allocation ranges for both equity and fixed-income funds. The portion of such investments attributable to each target allocation range will be determined based on a multi-asset fund's underlying investments in equity and fixed-income instruments. Certain Underlying Funds may also invest in commodity-related instruments or in derivative instruments, such as futures, options, forward contracts, and/or swaps.

BlackRock may allocate a significant portion of the Capital Appreciation and Income Component to a single Underlying Fund, the BlackRock Global Allocation V.I. Fund, which invests in a portfolio of equity, debt and money market securities.

The allocation to equity funds may be further diversified by style factors (including, without limitation, value and growth), market capitalization (including both large cap and small cap funds), region (including domestic and international or emerging markets funds), or other factors. The allocation to fixed-income funds may be further diversified by sector (including government, corporate, agency, mortgage-backed securities and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Franklin Advisers, Inc. ("Franklin Advisers" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component"). The Capital Appreciation and Income Component is further sub-divided into equity and fixed-income sleeves, both of which are managed by Franklin Advisers. Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser") manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. The Adviser expects to further allocate approximately 75% of the Portfolio's Capital Appreciation and Income Component to the equity sleeve and approximately 25% to the fixed-income sleeve. The Adviser may modify the target allocations from time to time.

Franklin Advisers manages the equity sleeve of the Portfolio pursuant to a rising dividends strategy which seeks to invest in equity securities, primarily common stock, that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stock and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, pursuant to the rising dividends strategy, the equity sleeve will seek to invest at least 65% of its net assets in securities of companies that have:

•  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•  increased dividends substantially (at least 100%) over the last 10 years;

•  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

•  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

For the rising dividends strategy, Franklin Advisers typically seeks to invest the rest of the equity sleeve's net assets in equity securities of companies that pay dividends but do not meet all of the above criteria. Through its equity sleeve, the Portfolio may invest in companies of any size, across the entire market spectrum including smaller and midsize companies. Although Franklin Advisers will generally seek to invest the Portfolio's equity sleeve across all sectors, from time to time, based on economic conditions, the sleeve may have significant positions in particular sectors. Franklin Advisers may invest up to 25% of the equity sleeve's net assets in foreign securities (which may include the purchase of depositary receipts) and 5% of its net assets in exchange traded funds (ETFs). The equity sleeve may enter into repurchase agreements.

In its investing following the rising dividends strategy, Franklin Advisers takes a research driven, fundamental, "bottom-up" approach that focuses primarily on individual securities. Franklin Advisers looks for companies for the rising dividends strategy that it believes are fundamentally sound and attempts to acquire them at attractive prices. The equity sleeve does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. For the equity sleeve, Franklin Advisers employs a bottom-up stock selection process that makes investments without regard to the securities normally comprising the benchmark that the equity sleeve of the Portfolio uses for performance comparison purposes.

In its management of the fixed-income sleeve, Franklin Advisers invests predominantly in investment grade securities and investments or in unrated securities and investments Franklin Advisers believes are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as S&P Global Ratings ("S&P®") (rated BBB or better) or Moody's Investors Service ("Moody's") (rated Baa or higher) are considered investment grade. Securities rated BB or lower by S&P® or Ba or lower by Moody's are considered to be below investment grade. Derivatives with reference securities that are investment grade are considered to be investment grade. The fixed-income sleeve of the Portfolio may invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P® or Moody's, which may include defaulted securities, or in unrated securities and investments Franklin Advisers believes are of comparable quality. (In calculating the above non-investment grade debt limitations, the Portfolio combines its non-investment grade debt securities with the net long and short exposure to non-investment grade debt securities from derivative instruments.)

The fixed-income sleeve of the Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The fixed-income sleeve of the Portfolio may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities, including collateralized mortgage obligations (CMOs), and inflation-indexed securities issued by the U.S. Treasury.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities. The fixed-income sleeve of the Portfolio may also invest a small portion of its assets directly in mortgage loans. Some of the mortgage-backed securities in which the fixed-income sleeve of the Portfolio invests are issued or guaranteed by the U.S. government, its agencies or instrumentalities or by U.S. government-sponsored entities ("GSEs"), while others are issued by private entities and not guaranteed.

Mortgage-backed securities issued by GSEs, such as Fannie Mae and Freddie Mac, include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, such that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Portfolio may also invest in privately issued credit risk transfer securities.

The fixed-income sleeve of the Portfolio may purchase or sell mortgage-backed and other asset-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" ("TBA") market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. Asset-backed securities are securities backed by loans, leases, and other receivables.

The fixed-income sleeve of the Portfolio also may invest in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers, which typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as a reference rate (e.g., the Secured Overnight Financing Rate) or the Prime Rate. The fixed-income sleeve also may invest in mortgage dollar rolls and in fixed-rate mortgage securities, including non-agency CMOs, issued by a private entity.

The fixed-income sleeve of the Portfolio regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including currency and cross-currency forwards, currency options, currency and currency index futures contracts, interest rate/bond futures contracts and options on such contracts, options on ETFs, and swaps agreements, which may include interest rate, inflation index, fixed-income total return, currency and credit default swaps, futures contracts on credit default swaps on indices (also known as credit index futures), and options on interest rate and credit default swaps. The fixed-income sleeve of the Portfolio may also invest in collateralized debt obligations. The use of these derivative transactions may allow the fixed-income sleeve of the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. For example, the Portfolio may sell 10-year U.S. treasury futures to hedge its duration exposure in the United States. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the investment returns of the fixed-income sleeve.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 65% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 35% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

The ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 85% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 15% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

The ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wilshire Advisors LLC ("Wilshire" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Wilshire manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of unaffiliated mutual funds and unaffiliated exchange-traded funds ("ETFs") (collectively the "Underlying Funds"). This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 75% of the Portfolio's Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 25% to Underlying Funds that hold primarily fixed-income securities, although Wilshire may modify the target allocation from time to time. The Portfolio may invest up to 20% of net assets in unaffiliated ETFs. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire's macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments. The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds' investments will focus on investments in medium to large capitalization companies; however, its investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds' adviser or unrated but determined to be of equivalent quality by the Underlying Funds' adviser). Such securities are sometimes referred to as "junk bonds."

Wilshire generally intends to rebalance the Portfolio on a quarterly basis or as needed, to align more closely with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire's quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire's Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire's investment team.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wellington Management Company LLP ("Wellington Management" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. In managing the Capital Appreciation and Income Component, Wellington Management manages an equity strategy and a fixed-income strategy. Under normal circumstances, approximately 65% of the Capital Appreciation and Income Component will be allocated to the equity strategy, and approximately 35% of the Capital Appreciation and Income Component to the fixed-income strategy, although the Adviser may modify the target allocation from time to time.

The Portfolio's equity strategy seeks to provide long-term total returns by investing primarily in common stocks and other equity securities of U.S. large-capitalization companies and, to a lesser extent, U.S. small-capitalization and mid-capitalization companies, and foreign companies. In managing the equity strategy, Wellington Management will allocate the Portfolio's assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management's team of global industry analysts. The Portfolio will typically seek to maintain representation in each major industry represented in the S&P 500® Index. Wellington Management may invest up to 15% of the Portfolio's net assets allocated to the equity strategy in securities of foreign issuers and non-dollar securities.

In analyzing a prospective investment for its equity strategy, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Wellington Management's fixed-income strategy seeks to provide long-term total returns by investing in a broad range of high-quality U.S. fixed-income securities. The investment universe primarily includes U.S. government and agency securities, mortgage and structured finance securities, asset-backed securities, and investment-grade U.S. dollar-denominated corporate and sovereign securities. The fixed-income strategy does not invest in below investment grade securities or securities denominated in foreign currencies. The restriction on below investment grade securities applies at the time of purchase. The fixed-income strategy may invest in fixed-income-related derivatives, including, but not limited to futures contracts, forward transactions and swap agreements.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.